BORROWING, FINANCING AND DEBENTURES - Schedule Of Detailed Information About Borrowings Charges (Detail)	12 Months Ended
Dec. 31, 2021
Debentures [member] | BRL
Disclosure of detailed information about borrowings [line items]
Borrowings, original currency	Real
Borrowings, maturity	August 2024
Description of borrowing charges	Interest of 112
Description of effective interest rate for borrowings	113.0
Description of guarantees provided for borrowings	None
Working capital loan [member] | British Pounds | Operations The Body Shop [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, original currency	Pounds
Borrowings, maturity	April 2024
Description of guarantees provided for borrowings	“Corporate” guarantee from the subsidiary Natura Cosméticos until December 2021 and “Aval” guarantee from Natura &Co from January 2022.
Working capital loan [member] | USD | Operations Avon [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, original currency	Dollar
Borrowings, maturity	March 2023 and March 2043
Description of borrowing charges	Interest of 6.45
Description of effective interest rate for borrowings	Interest of 6.45
Description of guarantees provided for borrowings	None
Representative debt securities (“Notes”) [member] | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, original currency	Dollar
Borrowings, maturity	May 2028
Description of borrowing charges	Interest of 4.125
Description of effective interest rate for borrowings	5.79
Description of guarantees provided for borrowings	“Aval” Guarantee from Natura &Co
Resolution [member] | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, original currency	Dollar
Borrowings, maturity	May 2022
Description of borrowing charges	Sonia + interest 1.1
Description of effective interest rate for borrowings	Sonia + interest 1.1
Description of guarantees provided for borrowings	“Aval” Guarantee from subsidiary Indústria e Comércio de Cosméticos Natura Ltda.